13. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 11,203,622	[1]	R$ 10,838,488
Adoption of IFRS 16	5,256,114
Additions/(Depreciation)	1,592,958		374,677
Disposals	(32,412)		(9,543)
Transfers
Other changes	(408,118)
Balance end	17,612,164		11,203,622	[1]
Commutation and Transmission Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	5,870,180		5,393,837
Adoption of IFRS 16
Additions/(Depreciation)	(1,559,828)		(1,601,352)
Disposals	(3,791)		(943)
Transfers	2,121,907		2,078,638
Other changes
Balance end	6,428,468		5,870,180
Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	416,643		393,272
Adoption of IFRS 16
Additions/(Depreciation)	(65,035)		(54,813)
Disposals
Transfers	51,414		78,184
Other changes
Balance end	403,022		416,643
Leased Handsets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	181,718		165,612
Adoption of IFRS 16
Additions/(Depreciation)	(130,822)		(124,709)
Disposals	(13,489)		(7,175)
Transfers	195,725		14,799
Other changes
Balance end	233,132		181,718
Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	297,592		2,954,962
Adoption of IFRS 16
Additions/(Depreciation)	(440,224)		(463,178)
Disposals	(14,403)		(718)
Transfers	294,851		484,854
Other changes	(94,988)
Balance end	2,503,014		297,592
Informatics Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	167,214		166,631
Adoption of IFRS 16
Additions/(Depreciation)	(62,561)		(72,876)
Disposals			(46)
Transfers	51,289		73,505
Other changes
Balance end	155,942		167,214
General Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	25,149		237,314
Adoption of IFRS 16
Additions/(Depreciation)	(45,931)		(44,467)
Disposals	(1)		(489)
Transfers	63,289		59,132
Other changes
Balance end	268,847		25,149
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	40,794		40,794
Adoption of IFRS 16
Additions/(Depreciation)
Disposals
Transfers
Other changes
Balance end	40,794		40,794
Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	1,299,663		1,486,066
Adoption of IFRS 16
Additions/(Depreciation)	3,065,213		2,736,072
Disposals	(728)		(172)
Transfers	(2,778,475)		(2,922,303)
Other changes
Balance end	1,585,673		1,299,663
Right-of-Use In Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning
Adoption of IFRS 16	5,256,114
Additions/(Depreciation)	832,146
Disposals
Transfers
Other changes	(94,988)
Balance end	5,993,272
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	33,832,803		31,166,905
Adoption of IFRS 16	5,256,114
Additions/(Depreciation)	4,855,684		2,746,039
Disposals	(183,384)		(80,141)
Transfers
Other changes	(408,118)
Balance end	43,353,099		33,832,803
Gross Carrying Amount [Member] | Commutation and Transmission Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	5,870,180		18,766,840
Adoption of IFRS 16
Additions/(Depreciation)	17,662		8,974
Disposals	(133,789)		(48,203)
Transfers	2,121,907		2,078,638
Other changes
Balance end	22,812,029		5,870,180
Gross Carrying Amount [Member] | Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	762,175		683,971
Adoption of IFRS 16
Additions/(Depreciation)			20
Disposals
Transfers	51,414		78,184
Other changes
Balance end	813,589		762,175
Gross Carrying Amount [Member] | Leased Handsets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	2,313,945		2,181,630
Adoption of IFRS 16
Additions/(Depreciation)	519
Disposals	(20,194)		(15,675)
Transfers	195,725		147,990
Other changes
Balance end	2,489,995		2,313,945
Gross Carrying Amount [Member] | Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	6,133,810		5,652,840
Adoption of IFRS 16
Additions/(Depreciation)			678
Disposals	(18,684)		(4,562)
Transfers	294,851		484,854
Other changes	(31,313)
Balance end	6,096,847		6,133,810
Gross Carrying Amount [Member] | Informatics Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	1,679,328		1,615,325
Adoption of IFRS 16
Additions/(Depreciation)			9
Disposals	(9,366)		(9,511)
Transfers	51,289		73,505
Other changes
Balance end	1,721,251		1,679,328
Gross Carrying Amount [Member] | General Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	251,490		739,439
Adoption of IFRS 16
Additions/(Depreciation)			286
Disposals	(623)		(2,018)
Transfers	63,289		59,132
Other changes
Balance end	859,505		251,490
Gross Carrying Amount [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	40,794		40,794
Adoption of IFRS 16
Additions/(Depreciation)
Disposals
Transfers
Other changes
Balance end	40,794		40,794
Gross Carrying Amount [Member] | Construction In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	1,299,663		1,486,066
Adoption of IFRS 16
Additions/(Depreciation)	3,065,213		2,736,072
Disposals	(728)		(172)
Transfers	(2,778,475)		(2,922,303)
Other changes
Balance end	1,585,673		1,299,663
Gross Carrying Amount [Member] | Right-of-Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning
Adoption of IFRS 16	5,256,114
Additions/(Depreciation)	177,229
Disposals
Transfers
Other changes	(94,988)
Balance end	6,933,416
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(22,629,181)		(20,328,417)
Adoption of IFRS 16
Additions/(Depreciation)	(3,262,726)		(2,371,362)
Disposals	150,972		70,598
Transfers
Other changes
Balance end	(25,740,935)		(22,629,181)
Accumulated Amortization [Member] | Commutation and Transmission Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(14,936,069)		(13,373,003)
Adoption of IFRS 16
Additions/(Depreciation)	(1,577,490)		(1,610,326)
Disposals	129,998		4,726
Transfers
Other changes
Balance end	(16,383,561)		(14,936,069)
Accumulated Amortization [Member] | Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(345,532)		(290,699)
Adoption of IFRS 16
Additions/(Depreciation)	(65,035)		(54,833)
Disposals
Transfers
Other changes
Balance end	(410,567)		(345,532)
Accumulated Amortization [Member] | Leased Handsets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(2,132,227)		(2,016,018)
Adoption of IFRS 16
Additions/(Depreciation)	(131,341)		(124,709)
Disposals	6,705		85
Transfers
Other changes
Balance end	(2,256,863)		(2,132,227)
Accumulated Amortization [Member] | Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(3,157,890)		(2,697,878)
Adoption of IFRS 16
Additions/(Depreciation)	(440,224)		(463,856)
Disposals	4,281		3,844
Transfers
Other changes
Balance end	(3,593,833)		(3,157,890)
Accumulated Amortization [Member] | Informatics Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(1,512,114)		(1,448,694)
Adoption of IFRS 16
Additions/(Depreciation)	(62,561)		(72,885)
Disposals	9,366		9,465
Transfers
Other changes
Balance end	(1,565,309)		(1,512,114)
Accumulated Amortization [Member] | General Use Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	(545,349)		(502,125)
Adoption of IFRS 16
Additions/(Depreciation)	(45,931)		(44,753)
Disposals	622		1,529
Transfers
Other changes
Balance end	(590,658)		(545,349)
Accumulated Amortization [Member] | Right-of-Use In Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning
Adoption of IFRS 16
Additions/(Depreciation)	(940,144)
Disposals
Transfers
Other changes
Balance end	R$ (940,144)

[1]	Recognition of the asset - right-of-use under lease of the lease payments eligible for the new standard;